INCOME TAXES (Details 1)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Federal statutory rate	21.00%	21.00%
State statutory rate	2.70%	3.10%
Permanent tax differences	(5.90%)	(2.90%)
Deferred true-ups	(0.90%)	(3.30%)
Deferred rate change		(1.40%)
Change in valuation allowance	(16.90%)	(16.50%)
Total